Income taxes - Significant components of the Company's deferred tax assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Share issuance costs	$ 292,000	$ 292,000
Cumulative eligible capital	108,000	95,000
Operating losses carried forward	8,104,000	6,706,000
Total deferred tax assets	8,504,000	7,093,000
Deferred tax assets not recognized	$ (8,504,000)	$ (7,093,000)